                     SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.

                                 FORM 10-QSB


(Mark One)

  X
- - ------ Quarterly Report Pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934


For the period ended June 30, 1996.

                                     or

- - ------ Transition Report Pursuant to Section 13 OR 15(D) of the Securities Exchange Act of 1934

For the transition period from          to         .
                               --------    --------
Commission File No. 0-9614

                             CADEMA CORPORATION
- - --------------------------------------------------------------------------------
      (Exact name of small business issuer as specified in its charter)

          DELAWARE                                         88-0160741
- - --------------------------------------------------------------------------------
(State or other jurisdiction of                     (IRS Employer I.D. Number)
incorporation or organization)

c/o Number One Corporation 50 Washington Street. Norwalk CT 06854
- - -----------------------------------------------------------------
(Address of Principal Executive Offices)             (Zip Code)

Registrant's telephone number, including area code: (203) 854-6711
                                                    --------------

(Former name, former address and former fiscal year, if changed since last report.) - N/A

Indicate by check mark whether the Registrant (1) has filed all reports required to be filed by Section 13 or 15 (d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the Registrant was required to file such reports) and (2) has been subject to such filing
requirements for the past 90 days.  Yes  X   No
                                        ---     ---


There were 10,905,549 shares of the Registrant's common stock outstanding as of June 30, 1996.

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                               CADEMA CORPORATION
                                   FORM 10-QSB

                                      INDEX


PART 1. FINANCIAL INFORMATION

        Item 1 - Financial Statements                               3
          Balance Sheets - June 30, 1996 and
          December 31, 1995

        Statements of Operations - Six months ended                 4
          June 30, 1996 and June 30, 1995

        Statements of Operations - Three months ended               5
          June 30, 1996 and June 30, 1995

        Statements of Cash Flows - Three months ended               6
          June 30, 1996 and June 30, 1995

        Notes to Financial Statements                               7

        Item 2 - Management's Discussion and Analysis of          8-9
          Financial Condition and Results of Operations

PART II. OTHER INFORMATION

        Signatures                                                 10

        Exhibit 27                                                 11


     The accompanying condensed financial statements have been prepared by the Company, without audit, and reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results of operations, financial position, and statements of cash flows for the interim periods. The statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission, but omit certain information and footnote disclosures necessary to present the statements in accordance with generally accepted accounting principles.

     These condensed financial statements should be read in conjunction with the financial statements and notes thereto included in the Company's Annual Report on Form 10-KSB for the year ended December 31, 1995. Management believes that the disclosures are adequate to make the information presented herein not misleading.

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                        CADEMA CORPORATION AND SUBSIDIARY
                        ---------------------------------

                           CONSOLIDATED BALANCE SHEETS
                           ---------------------------
                                           June 30, 1996  December 31,1995
                                           -------------  ----------------
              ASSETS
              ------
CURRENT ASSETS:

 Cash and cash equivalents                  $    56,613     $    13,177
 Trading securities (Cost 672,947 in            563,125         511,125
  1996 and 661,047 in 1995) (Note 2)
 Accounts receivable, net                        71,691          18,807
 Other current assets                               178             712
                                            -----------     -----------

     TOTAL CURRENT ASSETS                       691,607         543,821

NOTE RECEIVABLE (Note 3)                        345,000         345,000
                                            -----------     -----------

     TOTAL ASSETS                           $ 1,036,607     $   888,821
                                            ===========     ===========
 LIABILITIES AND STOCKHOLDERS' EQUITY
 ------------------------------------

CURRENT LIABILITIES:
 Accounts Payable                                    --              --
 Accrued Liabilities                             34,725          13,000
 Contract Deposits                                   --              --
                                            -----------     -----------
     TOTAL CURRENT LIABILITIES                   34,725          13,000

Accrued dividends on preferred stock            594,235         509,344
Minority Interest in Subsidiary (Note 3)          7,296           7,296
                                            -----------     -----------
     TOTAL LIABILITIES                          636,256         529,640

Commitments and contingencies

STOCKHOLDERS' EQUITY
Series A 8% Cumulative Convertible
 Preferred Stock, par value $.01 per
 share; authorized 5,000,000 shares;
 issued, 485,123 shares in 1996
 and 1995                                         4,851           4,851
Series B 8% Cumulative Convertible
 Preferred Stock, par value, $.01 per
  share, authorized, 150,000 shares,
  none issued
Common Stock, par value, $.01 per share;             --              --
 authorized 50,000,000 shares; issued
 10,935,549 shares in 1996 and 1995             109,356         109,356
Additional paid-in capital                    7,765,904       7,765,904
Accumulated deficit                          (7,383,390)     (7,424,560)
Less: Treasury stock at cost
 Common shares                                  (75,000)        (75,000)
 Preferred shares                               (21,370)        (21,370)
                                            -----------     -----------

     TOTAL STOCKHOLDERS' EQUITY                 400,351         359,181
                                            -----------     -----------
     TOTAL LIABILITIES AND
      STOCKHOLDERS' EQUITY                  $ 1,036,607     $   888,821
                                            ===========     ===========

       The accompanying notes to the consolidated financial statements are an integral part of these balance sheets.

                      CADEMA CORPORATION AND SUBSIDIARY
                      ---------------------------------

                    CONSOLIDATED STATEMENTS OF OPERATIONS
                    -------------------------------------
                      FOR THE SIX MONTHS ENDED JUNE 30
                      --------------------------------

                                                      1996             1995
                                                      ----             ----
REVENUE (Note 2)                                   $        --      $    39,052
COST OF GOODS SOLD                                          --           26,825
                                                   -----------      -----------

         GROSS PROFIT                                       --           12,227

OPERATING EXPENSES:
         General and administrative                     16,711           17,965
                                                   -----------      -----------

                  Total operating expenses              16,711           17,965
                                                   -----------      -----------

                  Loss from operations                 (16,711)          (5,738)

OTHER INCOME (EXPENSE):
         Trading securities
         Transactions (Notes 2)
           Realized gains (losses)                     101,710           40,246
           Change in unrealized losses                  40,100          (50,400)
         Interest income                                    --               --
         Interest expense                                   --               --
         Dividend income                                   962            1,022
         Other income                                       --               --
         Minority Interest (Note 3)                         --           (4,060)
                                                   -----------      -----------
                  Total other income (expense)         142,772          (13,192)
                                                   -----------      -----------



INCOME (LOSS) FROM OPERATIONS BEFORE TAXES             126,061          (18,930)

PROVISION FOR INCOME TAXES                                  --               --
                                                   -----------      -----------

NET LOSS                                               126,061          (18,930)

PREFERRED DIVIDENDS EARNED                              84,891           93,090
                                                   -----------      -----------



NET LOSS APPLICABLE TO
         COMMON STOCK (Note 2)                     $    41,170      $  (112,020)
                                                   ===========      ===========
WEIGHTED AVERAGE COMMON SHARES
         OUTSTANDING (Note 2)                       10,905,549       10,905,549

LOSS PER COMMON AND
         COMMON EQUIVALENT SHARE:
         Primary                                   $       .00      $      (.01)
                                                   ===========      ===========

         The accompanying notes to consolidated financial statements are an integral part of these statements

                      CADEMA CORPORATION AND SUBSIDIARY
                      ---------------------------------

                    CONSOLIDATED STATEMENTS OF OPERATIONS
                    -------------------------------------
                     FOR THE THREE MONTHS ENDED JUNE 30
                     ----------------------------------

                                                      1996             1995
                                                      ----             ----

REVENUE (Note 2)                                   $        --      $        --
COST OF GOODS SOLD                                          --               --
                                                   -----------      -----------

         GROSS PROFIT                                       --               --

OPERATING EXPENSES:
         General and administrative                      5,429            4,523
                                                   -----------      -----------

                  Total operating expenses               5,429            4,523
                                                   -----------      -----------

                  Loss from operations                  (5,429)          (4,523)

OTHER INCOME (EXPENSE):
         Trading securities
         Transactions (Notes 2)
           Realized gains (losses)                      85,585           40,246
           Change in unrealized losses                  22,783          (56,845)
         Interest income                                    --               --
         Interest expense                                   --               --
         Dividend income                                   962              720
         Other income                                     (122)              --
         Minority Interest (Note 3)                         --               --
                                                   -----------      -----------

                  Total other income (expense)         109,208          (15,879)
                                                   -----------      -----------

INCOME (LOSS) FROM OPERATIONS                          103,779          (20,402)

PROVISION FOR INCOME TAXES                                  --               --
                                                   -----------      -----------

NET LOSS                                               103,779          (20,402)

PREFERRED DIVIDENDS EARNED                              42,446           46,545
                                                   -----------      -----------

NET LOSS APPLICABLE TO
         COMMON STOCK (Note 2)                     $    61,333      $   (66,947)
                                                   ===========      ===========


WEIGHTED AVERAGE COMMON SHARES
         OUTSTANDING (Note 2)                       10,905,549       10,905,549

LOSS PER COMMON AND
         COMMON EQUIVALENT SHARE:
         Primary                                   $       .01      $      (.01)
                                                   ===========      ===========


         The accompanying notes to consolidated financial statements are an integral part of these statements

                      CADEMA CORPORATION AND SUBSIDIARY
                      ---------------------------------

                    CONSOLIDATED STATEMENTS OF CASH FLOWS
                    -------------------------------------
                FOR THE SIX MONTHS IN THE PERIOD ENDED JUNE 30
                ----------------------------------------------

                                                      1996           1995
                                                    ---------      --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) from continuing operations        $ 126,061      $(18,930)
Adjustments to reconcile net income
   (loss) to net cash used in operating
   activities
    Loss (gain) on sale of trading
     securities                                      (101,710)      (40,246)
    Change in unrealized loss in value
     of trading securities                            (40,100)       50,400
    (Increase) decrease in accounts receivable        (52,884)        3,952
    Decrease (Increase) in other receivables and
     current assets                                       534           570
    Increase (Decrease) in accounts payable and
     accrued liabilities                               21,725       (28,075)
    Increase (Decrease) in contract deposits               --        (6,890)
    Increase in Minority Interest                          --         4,060
                                                    ---------      --------
       Net cash provided by (used in) continuing
        operating activities                          (46,374)      (35,159)
                                                    ---------      --------


CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchase of marketable securities                 (170,525)      (82,500)
   Proceeds from sale of marketable securities        260,335       104,246
                                                    ---------      --------
       Net cash provided by (used in) investing
        activities                                     89,810        21,746
                                                    ---------      --------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Issuance of Note Receivable                             --       (11,610)
                                                    ---------      --------
       Net cash (used in)
        financing activities                               --       (11,610)
                                                    ---------      --------
Net increase (decrease) in cash and
   cash equivalents                                    43,436       (25,023)
Cash and cash equivalents -
   Beginning of period                                 13,177        49,177
                                                    ---------      --------
Cash and cash equivalents -
   End of period                                       56,613        24,154
                                                    =========      ========
SUPPLEMENTAL DISCLOSURES
   Interest Payments                                       --            --
   Income Tax Paid                                         --            --
                                                    =========      ========

SUPPLEMENTAL DISCLOSURES OF NON-CASH
TRANSACTIONS
   Preferred Stock Dividends Earned                    85,891        93,090
                                                    =========      ========

         The accompanying notes to consolidated financial statements are an integral part of these statements.

                              CADEMA CORPORATION
                              ------------------
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  ------------------------------------------
                        SIX MONTHS ENDED JUNE 30, 1996
                        ------------------------------

(1)  NATURE OF BUSINESS:
     -------------------

     The principal business of Cadema Corporation (the Company) is the financing and operating of business enterprises with the potential to generate profits and cash flow. As part of this strategy, the Company entered into a joint venture agreement with Global Environmental, Inc. in December 1993, this has resulted in the Company being the majority owner of an operating subsidiary, Global Environmental Offshore Company, which is engaged in providing design, assembly and project management services related to the construction of air pollution control systems in international markets. Currently The Company continues to explore possible acquisitions and mergers, as it has done in the past, seeking to enter into new operating businesses and to use the Company's liquid assets in connection therewith.

     While the principal business of the Company is the financing and operating of business enterprises with the potential to generate profits and cash flow, it still intends to invest in and sell marketable securities as outlined in a plan approved by stockholders in 1988. The Company intends to continue to invest in marketable securities, including but not limited to stocks, bonds, options and warrants. The Company now holds and currently expects to invest primarily in the stock of smaller, lesser known and often more speculative companies, which while entailing above-average risk, offer the potential of above-average reward.

     There are significant risk factors affecting the Company, including potential operating losses it may incur from operating ventures, the volatility of market values of its investment securities portfolio, and the possible need for additional capital. These and other factors may adversely affect the Company's future operations.

(2)  SIGNIFICANT ACCOUNTING POLICIES:
     --------------------------------

     Cash and cash equivalents
     -------------------------

     For purposes of the Statements of Cash Flows, the Company considers its short-term investments which have a maturity of three (3) months or less to be cash equivalents.

     Revenues
     --------

     Revenues are the result of contract revenues recognized utilizing the percentage of completion method of accounting. Contract revenues are the total of contract costs, which include all direct material and labor costs and those indirect costs related to contract performance, and provisions for estimated gain or loss on the contracts.

     -------------------------------

     Trading Securities
     ------------------

     The Company has adopted Statement of Financial Accounting Standards (SFAS) ("Statement") No. 115, "Accounting for certain Investments in Debt and Equity Securities." The Company's adoption of the Statement requires its marketable securities to be classified as "trading" and accounted for at fair market value, with unrealized gains and losses reported as a component of net income.

     Net Income (Loss) Per Common Share
     ----------------------------------

     Net income (loss) per common share is based upon net income less preferred stock dividends. All convertible preferred stock series presently have an anti-dilutive effect and, accordingly, have been excluded from per share calculations.

(3)  JOINT VENTURE
     -------------

     On December 31, 1993 the Company entered into a Joint Venture Agreement with Global Environmental, Inc., a New York corporation, to create the Joint Venture entity Global Environmental Offshore Company. The Joint Venture Company engages in contracting for the design and installation of Air Pollution Control equipment and facilities in areas located outside the United States. Under the terms of the Joint Venture Agreement, the Company contributed $350,000 (paid on January 11, 1994) and received 51% control of the Joint Venture.

     The financial statements of the Joint Venture are consolidated with the Company's results in the statements of this report. The portion of the Joint Venture's income that is not applicable to the Company is recorded as Minority Interest on the Statement of Operations. That income along with the Global Environment Inc.'s capital contribution to the Joint Venture is recorded under the caption "Minority Interest in Subsidiary" on the Balance Sheet

     Notes issued by Global Environment Inc. to the Joint Venture are carried on the Balance Sheet as Notes Receivable.

ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATION

     The principal business of Cadema Corporation (the Company) is the financing and operating of business enterprises with the potential to generate profits and cash flow. Currently the Company's sole operating subsidiary, Global Environmental Offshore Company, engages in contracting for the design and installation of Air Pollution Control equipment and facilities for international markets. The Company continues to explore possible acquisitions and mergers as it has done in the past, seeking to enter into new operating situations with it can utilize its liquid assets.

     While the principal business of the Company is the financing and operating of business enterprises with the potential to generate profits and cash flow, it still intends to invest in and sell marketable securities as outlined in a plan approved by stockholders in 1988.

     RESULTS OF OPERATIONS

     There were no revenues in the first six months of 1996, as the Company's operating subsidiary Global Environmental Offshore Company had no revenue activity. In 1995, the operating activity of Global Environment Offshore Company produced revenues of 39,052.

     Operating expenses for the first six months of 1996 were $16,711 and represented administrative expenses of the parent Company. These expenses compared favorably to 1995 operating expense of $17,965 which included operating expenses of the operating subsidiary. For the three months ended June 30, 1996 operating expenses of $4,523 were also below the same period 1995 expenses of $5,429.

     Other income in the second quarter totaled a gain of $109,208 as compared to a 1995 loss of $15,879. This contrast is due to a favorable valuation adjustment to the Company's marketable securities portfolio, and larger gains recognized on the sale of stock during 1996. For the first half of 1996, other income of $142,772 exceeded the same period of 1995, a loss of $13,192, due to better results from the Company's marketable securities portfolio.

     The net income applicable to common stock for the second quarter, after an accrual for a Preferred Stock dividend, was $61,333 or $.00 per share. For the same quarter of the prior year, poorer performance by the Company's securities portfolio caused a loss of $66,947 or $.00 per share to be recognized. For the first half of 1996, the company recognized net income of $41,170 as compared to a 1995 first half loss of $112,020; the move favorable performance of the Company's securities portfolio in 1996 more the offset the lack of revenues from its operating subsidiary.

     LIQUIDITY AND CAPITAL RESOURCES

     Liquidity and working capital increased by $126,061 to $656,882 in the first half of 1996 due primarily to the performance of the Company's marketable securities portfolio.

     The Company believes it has sufficient working capital to meet its liquidity needs over the next twelve months.



PART II
- - -------

Items 1 thru 5:     Not Applicable
- - ---------------

Item 6:             Exhibits - Exhibit 27 Financial Data Schedule
- - -------


                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has caused this report to be signed on its behalf by the undersigned thereunto duly authorized.



                              CADEMA CORPORATION


Dated:  July 6, 1996       By: /s/ Roger D. Bensen
                              ------------------------------------
                                   ROGER D. BENSEN
                                   Chairman of the Board and
                                   Chief Executive Officer


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